Related Party Transactions	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
Related Party Transactions Disclosure
Related Party Transactions
In addition to the transactions and relationships described elsewhere in the notes to the consolidated financial statements, certain subsidiaries of NRG provide services to the Company's project entities. Amounts due to NRG subsidiaries are recorded as accounts payable — affiliate and amounts due to the Company from NRG subsidiaries are recorded as accounts receivable — affiliate in the Company's balance sheet. The disclosures below summarize the Company's material related party transactions with NRG and its subsidiaries that are included in the Company's operating revenues, operating costs and other income and expense.
Power Hedge Contracts by and between Renewable Entities and NRG Texas Power LLC
Certain NRG Wind TE Holdco entities, which are subsidiaries in the Renewables segment, entered into power hedge contracts with NRG Texas Power LLC, a subsidiary of NRG, and generated $16 million and $12 million of revenues during the years ended December 31, 2015 and 2014, respectively. Included in the revenues for the years ended December 31, 2015 and 2014 are unrealized losses and gains, respectively, on forward contracts with NRG Texas Power LLC hedging the sale of power from Elbow Creek, extending through the end of 2015, as further described in Note 7, Accounting for Derivative Instruments and Hedging Activities. Effective October 2015, Elbow Creek entered into a PPA with NRG Power Marketing LLC, or NRG Power Marketing, a wholly-owned subsidiary of NRG, as further described below, and the hedge agreement between Elbow Creek and NRG Texas Power LLC was terminated.
PPA by and between Elbow Creek and NRG
In October 2015, Elbow Creek, the Company's subsidiary in the Renewables segment, entered into a PPA with NRG Power Marketing for the sale of energy and environmental attributes with the effective date of November 1, 2015, and an expiration date of October 31, 2022. Elbow Creek generated $8 million of revenue during the year ended December 31, 2016.
PPA by and between NRG Energy Center Dover LLC and NRG
In February 2016, NRG Energy Center Dover LLC, or NRG Dover, a subsidiary of the Company, entered into a PPA with NRG Power Marketing for the sale of energy and environmental attributes with an effective date of February 1, 2016 and expiration date of December 31, 2018. NRG Dover generated $5 million of revenue during the year ended December 31, 2016. The agreement in place is in addition to the existing Power Sales and Services Agreement described further below.
Power Sales and Services Agreement by and between NRG Energy Center Dover LLC and NRG
NRG Dover is party to a Power Sales and Services Agreement with NRG Power Marketing. The agreement is automatically renewed on a month-to-month basis unless terminated by either party upon at least 30 day written notice. Under the agreement, NRG Power Marketing has the exclusive right to (i) manage, market and sell power, (ii) procure fuel and fuel transportation for operation of the Dover generating facility, to include for purposes other than generating power, (iii) procure transmission services required for the sale of power and (iv) procure and market emissions credits for operation of the Dover generating facility.
In addition, NRG Power Marketing has the exclusive right and obligation to direct the output from the generating facility, in accordance with and to meet the terms of any power sales contracts executed against the power generation of the Dover facility. Under the agreement, NRG Power Marketing pays NRG Dover gross receipts generated through sales, less costs incurred by NRG Power Marketing related to providing such services as transmission and delivery costs, as well as fuel costs. For the years ended December 31, 2016, 2015 and 2014, NRG Dover purchased approximately $1 million, $5 million and $10 million, respectively, of natural gas from NRG Power Marketing under the Power Sales and Services Agreement.
Energy Marketing Services Agreement by and between NRG Energy Center Minneapolis LLC and NRG
NRG Energy Center Minneapolis LLC, or NRG Minneapolis, a subsidiary of the Company is party to an Energy Marketing Services Agreement with NRG Power Marketing. The agreement commenced in August 2014 and is automatically renewed annually unless terminated by either party upon at least 90 day written notice prior to the end of any term. Under the agreement, NRG Power Marketing will procure fuel and fuel transportation for the operation of the Minneapolis generating facility. For the years ended December 31, 2016, 2015 and 2014, NRG Minneapolis purchased approximately $7 million, $8 million and $2 million, respectively, of natural gas from NRG Power Marketing.
Operations and Maintenance (O&M) Services Agreements by and between Thermal Entities and NRG
On October 1, 2014, NRG entered into Plant O&M Services Agreements with certain wholly-owned subsidiaries of the Company. NRG provides necessary and appropriate services to operate and maintain the subsidiaries' plant operations, businesses and thermal facilities. NRG is to be reimbursed for the provided services, as well as for all reasonable and related expenses and expenditures, and payments to third parties for services and materials rendered to or on behalf of the parties to the agreements. NRG is not entitled to any management fee or mark-up under the agreements. Prior to October 1, 2014, NRG provided the same services to Thermal entities on an informal basis. For each of the years ended December 31, 2016 and 2015, total fees incurred under the agreements were $29 million. For the year ended December 31, 2014, total fees incurred were $27 million. There was a balance of $20 million and $29 million due to NRG in accounts payable — affiliate as of December 31, 2016, and 2015, respectively. As of December 31, 2016, $11 million of the balance was recorded in the current liabilities of the consolidated balance sheet and $9 million was recorded in non-current liabilities of the consolidated balance sheet.
O&M Services Agreements by and between GenConn and NRG
GenConn incurs fees under two O&M agreements with wholly-owned subsidiaries of NRG. The fees incurred under the agreements were $5 million, $4 million and $6 million for the years ended December 31, 2016, 2015 and 2014, respectively.
O&M Services Agreements by and between El Segundo and NRG El Segundo Operations
El Segundo incurs fees under an O&M agreement with NRG El Segundo Operations, Inc., a wholly-owned subsidiary of NRG. Under the O&M agreement, NRG El Segundo Operations, Inc. manages, operates and maintains the El Segundo facility for an initial term of ten years following the commercial operations date. For each of the years ended December 31, 2016, 2015 and 2014, the costs incurred under the agreement were approximately $4 million. There was a balance of $1 million due to NRG El Segundo in accounts payable — affiliate as of December 31, 2016 and 2015.
Administrative Services Agreement by and between Marsh Landing and GenOn Energy Services, LLC and related Assignment and Assumption Agreement
Marsh Landing was a party to an administrative services agreement with GenOn Energy Services, LLC, a wholly owned subsidiary of NRG, through December 18, 2016. Under the agreement, GenOn Energy Services, LLC provided processing and invoice payment services on behalf of Marsh Landing. Marsh Landing reimbursed GenOn Energy Services, LLC for the amounts it paid. The Company reimbursed costs under this agreement of approximately $14 million for the year ended December 31, 2016, and $13 million for the years ended December 31, 2015 and 2014, respectively. For the year ended December 31, 2014, $2 million was capitalized. There was a balance of $1 million and $6 million due to GenOn Energy Services, LLC in accounts payable — affiliate as of December 31, 2016 and 2015, respectively.
Marsh Landing had the right to terminate the agreement for convenience upon thirty days prior written notice. In lieu of a termination of the agreement, Marsh Landing requested that GenOn Energy Services LLC enter into an assignment and assumption agreement with NRG West Coast LLC, a wholly owned subsidiary of NRG. The administrative services agreement was assigned to NRG West Coast LLC on December 19, 2016.
Administrative Services Agreement by and between CVSR and NRG
CVSR was a party to an administrative services agreement with NRG Energy Services, a wholly-owned subsidiary of NRG, which was subsequently assigned to NRG Renew Operations & Maintenance LLC, or RENOM, on July 15, 2015. The Company reimbursed a total of $4 million and $7 million to NRG Energy Services for the expenses incurred for the years ended December 31, 2015 and 2014, respectively. See below for further discussions of the costs incurred by CVSR under the administrative services agreement with RENOM in 2016.
Administrative Services Agreement by and between the Company and NRG Renew Operations & Maintenance LLC
Various wholly-owned subsidiaries of the Company in the Renewables segment are party to an administrative services agreement with RENOM, a wholly-owned subsidiary of NRG, which provides O&M services on behalf of these entities. The Company incurred total expenses for these services in the amount of $13 million and $7 million for the years ended December 31, 2016 and 2015, respectively. There was a balance of $5 million and $1 million due to RENOM as of December 31, 2016 and 2015, respectively.
O&M Services Agreements by and between Walnut Creek and NRG
Walnut Creek incurs fees under an O&M agreement with NRG Energy Services LLC, a wholly-owned subsidiary of NRG. Under the O&M agreement, NRG Energy Services LLC manages, operates and maintains the Walnut Creek facility and is reimbursed for the services provided. The Company incurred total expenses for these services in the amount of $3 million for each of the years ended December 31, 2016 and 2015 and $2 million for the year ended December 31, 2014.
Management Services Agreement by and between the Company and NRG
NRG provides the Company with various operational, management, and administrative services, which include human resources, accounting, tax, legal, information systems, treasury, and risk management, as set forth in the Management Services Agreement. As of December 31, 2016, the base management fee was approximately $7.5 million per year, subject to an inflation-based adjustment annually, at an inflation factor based on the year-over-year U.S. consumer price index. The fee is also subject to adjustments following the consummation of future acquisitions and as a result of a change in the scope of services provided under the Management Services Agreement. During the year ended December 31, 2016, the fee was increased by approximately $0.5 million per year, primarily due to the acquisition of the CVSR Drop Down. In addition to the base management fee, the Company is also responsible for any expenses that are directly incurred and paid for by NRG on behalf of the Company. Costs incurred under this agreement were approximately $10 million, $8 million and $6 million for the years ended December 31, 2016, 2015 and 2014, respectively. There was a balance of $3 million in accounts payable — affiliate due to NRG as of December 31, 2016.
Administrative Services Agreements by and between Wind TE Holdco LLC and NRG
NRG Asset Services LLC, a wholly-owned subsidiary of NRG, provides support services to NRG Wind TE Holdco LLC project entities pursuant to various support services agreements. The agreements provide for administrative and support services and reimbursements of certain insurance, consultant and credit costs. For the years ended December 31, 2016, 2015 and 2014, the costs incurred under the agreements were $2 million, $3 million and $1 million, respectively.
Accounts Payable to NRG Repowering Holdings LLC
During 2013, NRG Repowering Holdings, LLC, a wholly-owned subsidiary of NRG, made payments to BA Leasing BSC, LLC, or BA Leasing, of $18 million, which were expected to be repaid with the proceeds of the cash grant received by BA Leasing with respect to the PFMG DG Solar Projects, in connection with a sale-leaseback arrangement between the PFMG DG Solar Projects and BA Leasing. As of December 31, 2014, PFMG DG Solar Projects had a corresponding receivable for the reimbursement of the cash grant from BA Leasing and related payable to NRG Repowering Holdings, LLC. In the first quarter of 2014, the PFMG DG Solar Projects received $11 million from BA Leasing and reduced the remaining receivable with an offset to the deferred liability recorded in connection with the sale - leaseback arrangement. The PFMG DG Solar Projects utilized the $11 million to repay NRG Repowering Holdings LLC. There was a balance of $7 million in accounts payable — affiliate